Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of carrying values and fair values of financial instruments
The following table displays the carrying values and fair values of financial instruments as of June 30, 2017 and December 31, 2016:

		June 30, 2017		December 31, 2016
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets carried at historical cost on the consolidated balance sheets
Investments in debt securities	Level 2	$230,498	$234,413	$209,337	$209,390

Liabilities carried at historical cost on the consolidated balance sheets
Mortgage loans(1)	Level 2	$4,177,516	$4,195,249	$5,263,994	$5,265,180
Term loan facility(2)	Level 3	1,500,000	1,501,248	—	—
Credit facilities(3)	Level 3	—	—	2,321,585	2,329,551

(1)	The carrying values of the mortgage loans are shown net of discount and exclude $18,850 and $9,256 of deferred financing costs as of June 30, 2017 and December 31, 2016, respectively.

(2)	The carrying value of the term loan facility excludes $13,471 of deferred financing costs as of June 30, 2017.

(3)	The carrying values of the credit facilities exclude $6,044 of deferred financing costs as of December 31, 2016.

The following table displays the carrying values and fair values of financial instruments as of December 31, 2016 and 2015:

		December 31, 2016		December 31, 2015
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets carried at historical cost on the combined and consolidated balance sheets
Investments in debt securities	Level 2	$209,337	$209,390	$193,045	$193,045
Interest rate caps	Level 2	—	29	101	101

Liabilities carried at historical cost on the combined and consolidated balance sheets
Credit facilities(1)	Level 3	$2,321,585	$2,329,551	$2,355,948	$2,324,249
Mortgage loans(2)	Level 2	5,263,994	5,265,180	5,305,911	5,194,530
Warehouse loans	Level 3	—	—	114,023	114,023
Interest rate swaps	Level 2	8,683	8,683	—	—

(1)	The carrying values of the credit facilities exclude $6,044 and $8,207 of deferred financing costs as of December 31, 2016 and 2015, respectively.

(2)	The carrying values of the mortgage loans are shown net of discount and exclude $9,256 and $41,718 of deferred financing costs as of December 31, 2016 and 2015, respectively.

Schedule of impaired assets, measured at fair value on a nonrecurring basis
The assets for which we have recorded impairments, measured at fair value on a nonrecurring basis, are summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Investments in single-family residential properties, net held for use (Level 3)
Pre-impairment amount	$—	$1,057	$496	$1,057
Total impairments	—	(229)	(267)	(229)
Fair value	$—	$828	$229	$828

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Investments in single-family residential properties, net held for sale (Level 3)
Pre-impairment amount	$885	$3,959	$8,127	$3,959
Total impairments	(95)	(290)	(865)	(290)
Fair value	$790	$3,669	$7,262	$3,669

The assets for which we have recorded impairments, measured at fair value on a nonrecurring basis, are summarized below:

	Year Ended December 31,
Investments in single-family residential properties, net held for use (Level 3)	2016	2015	2014
Pre-impairment amount	$3,066	$2,230	$467
Total impairments	(955)	(1,448)	(423)
Fair value	$2,111	$782	$44

	Year Ended December 31,
Investments in single-family residential properties, net held for sale (Level 3)	2016	2015	2014
Pre-impairment amount	$6,938	$—	$—
Total impairments	(1,327)	—	—
Fair value	$5,611	$—	$—